Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
BLANKK
FIRST QUARTER REPORT
March 31, 2026 (Unaudited)
Columbia Research Enhanced Real Estate ETF

Portfolio of Investments
Columbia Research Enhanced Real Estate ETF, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2026
2
Issuer Shares Value ($)
Common Stocks 99 .0%
Real Estate 99.0%
Data Center REITs 16.2%
Digital Realty Trust, Inc. 1,090 196,429
Equinix, Inc. 311 304,856
Total 501,285
Diversified REITs 3.7%
Broadstone Net Lease, Inc. 994 18,160
Essential Properties Realty Trust, Inc. 665 20,189
Gladstone Commercial Corp. 255 2,915
Global Net Lease, Inc. 1,097 10,268
WP Carey, Inc. 928 63,067
Total 114,599
Health Care REITs 12.1%
Alexandria Real Estate Equities, Inc. 887 41,183
American Healthcare REIT, Inc. 583 27,500
Diversified Healthcare Trust 769 5,106
Healthcare Realty Trust, Inc. 1,490 25,330
Healthpeak Properties, Inc. 3,551 58,343
Medical Properties Trust, Inc. 3,144 14,588
Omega Healthcare Investors, Inc. 1,276 55,914
Sabra Health Care REIT, Inc. 1,329 25,557
Ventas, Inc. 1,489 121,771
Total 375,292
Hotel & Resort REITs 4.3%
Apple Hospitality REIT, Inc. 1,235 14,215
DiamondRock Hospitality Co. 632 5,922
Host Hotels & Resorts, Inc. 2,877 55,124
Park Hotels & Resorts, Inc. 1,031 10,856
Pebblebrook Hotel Trust 345 4,357
RLJ Lodging Trust 784 5,817
Ryman Hospitality Properties, Inc. 258 23,806
Service Properties Trust 518 707
Summit Hotel Properties, Inc. 553 2,444
Sunstone Hotel Investors, Inc. 594 5,352
Xenia Hotels & Resorts, Inc. 287 4,256
Total 132,856
Issuer Shares Value ($)
Common Stocks (continued)
Industrial REITs 14.7%
First Industrial Realty Trust, Inc. 417 24,123
LXP Industrial Trust 301 13,924
Prologis, Inc. 2,928 387,023
STAG Industrial, Inc. 799 28,813
Total 453,883
Multi-Family Residential REITs 0.2%
Veris Residential, Inc. 298 5,623
Office REITs 4.1%
Brandywine Realty Trust 904 2,450
BXP, Inc. 655 34,001
COPT Defense Properties 478 14,627
Cousins Properties, Inc. 699 15,776
Douglas Emmett, Inc. 886 8,346
Empire State Realty Trust, Inc., Class A 542 2,818
Highwoods Properties, Inc. 574 12,289
Kilroy Realty Corp. 608 17,152
Piedmont Realty Trust, Inc.
(a)
384 2,523
Vornado Realty Trust 605 15,724
Total 125,706
Other Specialized REITs 14.1%
EPR Properties 402 20,084
Gaming & Leisure Properties, Inc. 1,502 66,644
Iron Mountain, Inc. 933 95,297
Lamar Advertising Co., Class A 431 54,590
Millrose Properties, Inc. 845 23,668
Outfront Media, Inc. 729 19,318
VICI Properties, Inc. 5,637 154,003
Total 433,604
Retail REITs 12.9%
Brixmor Property Group, Inc. 1,296 37,325
Getty Realty Corp. 312 9,925
InvenTrust Properties Corp. 243 7,402
Kite Realty Group Trust 871 21,392
NNN REIT, Inc. 806 33,876
Phillips Edison & Co., Inc. 403 15,080
Simon Property Group, Inc. 1,355 252,747

Portfolio of Investments
(continued)
Columbia Research Enhanced Real Estate ETF, March 31, 2026 (Unaudited)
Columbia ETF Trust I | 2026
3
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer Shares Value ($)
Common Stocks (continued)
Tanger, Inc. 362 12,301
Urban Edge Properties 524 10,470
Total 400,518
Self-Storage REITs 1.1%
CubeSmart 955 35,010
Single-Family Residential REITs 5.0%
American Homes 4 Rent, Class A 1,546 43,164
Invitation Homes, Inc. 2,553 63,443
Sun Communities, Inc. 391 49,250
Total 155,857
Telecom Tower REITs 10.1%
American Tower Corp. 1,481 255,591
SBA Communications Corp. 338 58,173
Total 313,764
Timber REITs 0.5%
Rayonier, Inc. 679 14,001
Total Real Estate 3,061,998
Total Common Stocks
(Cost $ 2,803,300 )
3,061,998
1 1 1 1 1
Money Market Funds 0 .9%
Goldman Sachs Financial Square Funds - Treasury
Instruments Fund, Institutional Class, 3.541%
(b)
26,871 26,871
1 1 1 1 1
Total Money Market Funds
(Cost $ 26,871 )
26,871
1 1 1 1 1
Total Investments in Securities
(Cost $ 2,830,171 ) 3,088,869
Other Assets & Liabilities, Net 4,092
Net Assets 3,092,961
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

1QT322_(05/26)
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